FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        September 30, 1999

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         First Fiduciary Investment Counsel, Inc.
Address: 1375 East Ninth Street
         Suite #2450
         Cleveland, Ohio   44114

13F File Number:   28-  7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Vernon P. Essi
Title:   President
Phone:   (216) 623-7700

Signature, Place, and Date of Signing:


                            Cleveland,  Ohio          September 24,
1999
         [Signature]                 [City, State]              Date

Report Typle [Check only one.]:

[X]      13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]    13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 1999


    a.   Other Included Managers        0

    b.   Information Table Entry Total      57

    c.   Information Table Value Total $ 512,542

         List of Other Included Managers        None











FORM 13 F
(SEC USE ONLY)

Quarter Ending September 30, 1999    Name of Reporting Manager     First
Fiduciary Investment Counsel, Inc.
                                                 Fair MarkeShares
oInvestment Discretion         Voting Authority (Share
                                Title of             Value Principal
Shared a Shared
Name of Issuer                   Class  CUSIP #  (thousands Amount  Sole
Defined  Other  Managers  Sole  Shared   None

                                        FORM 13 F

Quarter Ending September 30, 199Name of ReportingFirst Fiduciary Investment
Counsel
                                                 Fair MarkeShares of
                                Title of             Value Principal
Name of Issuer                   Class  CUSIP #  (thousands Amount

AMERICAN ELEC PWR               common  025537101       214   6,280
ASSOCIATED FIRST CAP CORP CL A  common  046008108     1,468  40,778
CARPENTER TECH                  common  144285103    12,709 518,723
CARRINGTON LABS                 common  144525102        38  19,600
CINERGY CORP.                   common  172474108     7,697 271,852
CROWN CORK & SEAL               common  228255105    20,271 835,900
CUMMINS ENGINE                  common  231021106     7,913 158,860
DELPHI AUTOMOTIVE               common  247126105     1,391  86,614
DUN & BRADSTREET                common  26483B106       291   9,730
DUPONT DE NEMOURS               common  263534109     3,726  61,595
ENGELHARD CORP                  common  292845104    12,420 680,571
EXXON CORP                      common  302290101     5,493  72,270
FIRST UNION CORP                common  337358105    25,205 707,516
FLOWERS INDUSTRIES              common  343496105       310  22,850
FOSTER WHEELER CORP             common  350244109    14,0251,162,670
GENCORP INC                     common  368682100    12,419 678,150
GENERAL ELECTRIC                common  369604103       286   2,416
GENERAL MILLS                   common  370334104     5,961  73,475
GENERAL MOTORS                  common  370442105     8,525 135,457
GENUINE PARTS                   common  372460105    19,693 741,371
GOODRICH, B F                   common  382388106    21,330 735,531
HARRIS CORP                     common  413875105       428  15,500
HEINZ HJ COMPANY                common  423074103       572  13,309
HERCULES INC                    common  427056106    10,451 365,100
HOSPITALITY PROPERTIES, INC.    common  44106M102     7,552 340,350
INTL BUS. MACHINES              common  459200101     1,024   8,466
INTL PAPER                      common  460146103    15,550 323,529
KEYCORP                         common  493267108     5,386 208,666
KEYSPAN ENERGY CORP.            common  49337W100       774  27,051
KIMBERLY CLARK                  common  494368103    23,478 445,085
LUBRIZOL CORP                   common  549271104    27,2971,062,666
MCN CORP.                       common  55267J100    20,0821,168,395
MINNESOTA MING/MFG              common  604059105    13,865 144,335
MORGAN J.P. CO.                 common  616880100     1,363  11,928
NEWELL RUBBERMAID INC           common  651229106     2,655  92,961
OGDEN                           common  676346109    10,036 967,334
OGE ENERGY                      common  670837103       439  19,716
PENNEY, J C CO.                 common  708160106    23,410 678,560
PHARMACIA & UPJOHN              common  716941109     2,869  57,810
PHILLIP-MORRIS                  common  718154107     8,919 260,885
PHILLIPS PETROLEUM              common  718507106    10,480 214,975
PPG CORP                        common  693506107     3,146  52,425
R H DONNELLEY                   common  74955W307       558  29,948
RAYTHEON CO CLASS A             common  755111309       254   5,227
READERS DIGEST ASSN CL A        common  755267101       414  14,150
RELIANT ENERGY                  common  75952J108       736  27,200
SARA LEE CORP                   common  803111103    26,7311,143,575
SPX CORPORATION                 common  786435104     3,242  35,729
TECO ENERGY                     common  872375100    13,484 638,275
TENNECO                         common  88037E101    20,2531,191,353
UNITED DOMINION REALTY TR INC.  common  910197102     3,395 303,462
USX MARATHON                    common  902905827    22,055 754,011
USX STEEL                       common  90337T101    22,468 872,528
VF CORPORATION                  common  918204108     1,741  56,150
WESTVACO                        common  961548104    16,149 630,200
WEYERHAEUSER CO                 common  962166104     5,573  96,720
WHIRLPOOL CORP                  common  963320106     4,329  66,275

          Column Total                              512,542






                                                                 (SEC USE ONLY)


     Investment Discretion
                                Shared a Shared            Voting Authority
(Shared)
              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
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